OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Other Accounts Payable And Accrued Expenses [Line Items]
Employees and payroll accruals	$ 205	$ 329
Accrued expenses	679	591
Deferred Revenue	24	0
Other Accounts Payable and Accrued Expenses	$ 908	$ 920